Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Financial assets - Contractual cash inflows
Equity securities		¥ 409,528	¥ 421,383
Debt securities		1,255,052	1,148,894
Loans	[1]	383,504	226,573
Term deposits		449,400	538,325
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		36,185	43,538
Accrued investment income		50,641	55,945
Premiums receivable		14,121	13,421
Cash and cash equivalents		48,586	67,046		¥ 76,096	¥ 47,034
Subtotal		2,653,350	2,521,458
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		2,025,133	1,847,986
Investment contracts	[1]	232,500	195,706
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		87,309	81,088
Financial liabilities at fair value through profit or loss		2,529	2,031
Annuity and other insurance balances payable		44,820	39,038
Interest-bearing loans and other borrowings		18,794	16,170
Bonds payable			37,998	[1]
Subtotal		2,411,085	2,220,017
Net cash inflows/(outflows)		242,265	301,441
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		409,528	421,383
Debt securities		0	0
Loans		0	0
Term deposits		0	0
Statutory deposits - restricted		0	0
Securities purchased under agreements to resell		0	0
Accrued investment income		0	0
Premiums receivable		0	0
Cash and cash equivalents		0	0
Subtotal		409,528	421,383
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		0	0
Investment contracts		0	0
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		0	0
Financial liabilities at fair value through profit or loss		(2,529)	(2,031)
Annuity and other insurance balances payable		0	0
Interest-bearing loans and other borrowings		0	0
Bonds payable			0
Subtotal		(2,529)	(2,031)
Net cash inflows/(outflows)		406,999	419,352
Not later than one year [member]
Financial assets - Contractual cash inflows
Loans		128,856	112,592
Term deposits		97,076	185,835
Statutory deposits - restricted		3,933	1,720
Undiscounted cash flow [member] | Not later than one year [member]
Financial assets - Contractual cash inflows
Equity securities		0	0
Debt securities		127,830	210,589
Loans		141,679	119,247
Term deposits		104,976	199,657
Statutory deposits - restricted		4,084	1,909
Securities purchased under agreements to resell		36,185	43,538
Accrued investment income		44,789	44,722
Premiums receivable		14,121	13,421
Cash and cash equivalents		48,586	67,046
Subtotal		522,250	700,129
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		16,319	(43,322)
Investment contracts		(15,308)	(15,880)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(87,309)	(81,088)
Financial liabilities at fair value through profit or loss		0	0
Annuity and other insurance balances payable		(44,820)	(39,038)
Interest-bearing loans and other borrowings		(1,240)	(1,138)
Bonds payable			(39,032)
Subtotal		(132,358)	(219,498)
Net cash inflows/(outflows)		389,892	480,631
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Equity securities		0	0
Debt securities		240,582	214,105
Loans		105,063	47,606
Term deposits		252,571	260,065
Statutory deposits - restricted		734	4,720
Securities purchased under agreements to resell		0	0
Accrued investment income		5,602	11,100
Premiums receivable		0	0
Cash and cash equivalents		0	0
Subtotal		604,552	537,596
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		221,905	97,236
Investment contracts		(29,981)	(34,147)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		0	0
Financial liabilities at fair value through profit or loss		0	0
Annuity and other insurance balances payable		0	0
Interest-bearing loans and other borrowings		(18,557)	(16,159)
Bonds payable			0
Subtotal		173,367	46,930
Net cash inflows/(outflows)		777,919	584,526
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Equity securities		0	0
Debt securities		271,538	188,740
Loans		64,386	41,697
Term deposits		133,013	117,012
Statutory deposits - restricted		2,106	209
Securities purchased under agreements to resell		0	0
Accrued investment income		250	123
Premiums receivable		0	0
Cash and cash equivalents		0	0
Subtotal		471,293	347,781
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		47,109	35,088
Investment contracts		(26,892)	(33,128)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		0	0
Financial liabilities at fair value through profit or loss		0	0
Annuity and other insurance balances payable		0	0
Interest-bearing loans and other borrowings		0	0
Bonds payable			0
Subtotal		20,217	1,960
Net cash inflows/(outflows)		491,510	349,741
Undiscounted cash flow [member] | Later than five years [member]
Financial assets - Contractual cash inflows
Equity securities		0	0
Debt securities		1,240,465	1,014,074
Loans		128,753	55,106
Term deposits		2,823	8,858
Statutory deposits - restricted		0	0
Securities purchased under agreements to resell		0	0
Accrued investment income		0	0
Premiums receivable		0	0
Cash and cash equivalents		0	0
Subtotal		1,372,041	1,078,038
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(3,807,542)	(3,229,394)
Investment contracts		(388,320)	(259,905)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		0	0
Financial liabilities at fair value through profit or loss		0	0
Annuity and other insurance balances payable		0	0
Interest-bearing loans and other borrowings		0	0
Bonds payable			0
Subtotal		(4,195,862)	(3,489,299)
Net cash inflows/(outflows)		¥ (2,823,821)	¥ (2,411,261)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.